TAXATION - Income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current tax:
Current tax recovery on loss for the year		$ (11,731)	$ 10,979
Total current tax		(11,731)	10,979
Deferred tax:
Origination and reversal of temporary differences			340
Total deferred tax liability			340
Total tax (credit)/charge		(11,731)	11,319
Profit (loss) before taxation	$ (35,033)	(240,693)	52,261
Expected tax charge (recovery) based on a weighted average of 25% (2022 - 25)% (UK, US and Canada)	(8,758)	(60,172)	12,971
Effect of expenses not deductible in determining taxable profit	851	32,662	2,366
Temporary differences	5,930	8,470	(5,529)
Other tax adjustments	18	254	(182)
Origination and reversal of temporary differences		(1,023)	1,101
Unutilised tax losses carried forward	$ 1,959	8,078	592
Taxation charge in the financial statements		$ (11,731)	$ 11,319
Weighted average tax rate	25.00%	25.00%
Tax losses available to be carried forward and used against trading profits arising in future periods	$ 136,000	$ 87,000
UK, US and Canada
Deferred tax:
Weighted average tax rate	25.00%	25.00%